Employee Benefits - Summary of Employee Benefit Costs (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of employee benefits cost [Line Items]
Employee benefit cost	₨ 299,774	₨ 272,223	₨ 268,081
Cost of revenues [member]
Disclosure Of employee benefits cost [Line Items]
Employee benefit cost	251,818	228,937	226,595
Selling and marketing expenses [member]
Disclosure Of employee benefits cost [Line Items]
Employee benefit cost	30,972	28,070	26,051
General and administrative expenses [member]
Disclosure Of employee benefits cost [Line Items]
Employee benefit cost	₨ 16,984	₨ 15,216	₨ 15,435